INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of net loss before income taxes

The components of net loss before income taxes for each of the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Net gain (loss) before income taxes:
U.S. Domestic	$(27,181)	$(37,758)	$(8,013)
Foreign	1,942	22,475	12,178
	$(25,239)	$(15,283)	$4,165

Schedule of components of provision for income taxes

The components of provision for income taxes for each of the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Current tax provision:
Federal	$—	$—	$—
State	464	367	147
Foreign	9,463	8,660	5,065
Deferred tax provision:
Federal	—	—	—
State	—	—	—
Foreign	(1,216)	(707)	(503)
	$8,711	$8,320	$4,709

Schedule of reconciliation of the statutory U.S. federal income tax rate to the actual tax rate

A reconciliation of the statutory U.S. federal income tax rate of 21% in 2021, 2020 and 2019, respectively, to the actual tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Tax computed at the statutory U.S. federal income tax rate	$(5,308)	$(3,209)	$874
State and local taxes	1,023	1,073	487
Valuation allowances	1,861	8,564	(324)
Share-based compensation	7,957	2,287	2,002
Differences in foreign tax rate	(1,213)	(822)	(45)
Uncertain tax positions	4,384	684	1,494
Other	7	(257)	221
	$8,711	$8,320	$4,709

Schedule of components of the Company's long-term deferred tax assets

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$24,972	$24,543
Transaction loss provision	679	272
Property, equipment & software	152	31
Stock options	3,528	—
Accrued expenses	2,092	—
Employee benefits	4,972	3,653
Gross deferred tax assets	36,395	28,499
Valuation allowance	(22,394)	(14,442)
Total deferred tax assets	14,001	14,057

Deferred tax liabilities:
Contract assets	431	—
Internal use software	8,670	10,373
Total deferred tax liabilities	9,101	10,373

Net deferred tax assets	$4,900	$3,684

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

Balance at December 31, 2020	$5,076
Decreases for tax positions in prior years	—
Increases for tax positions related to current year	4,464
Balance at December 31, 2021	$9,540

Balance at December 31, 2019	$4,391
Decreases for tax positions in prior years	(1,000)
Increases for tax positions related to current year	1,685
Balance at December 31, 2020	$5,076

Schedule of change in the Company's valuation allowance

Balance at December 31, 2020	$14,442
Additions to valuation allowance	7,952
Deductions to valuation allowance	—
Balance at December 31, 2021	$22,394

Balance at December 31, 2019	$2,766
Additions to valuation allowance	11,676
Deductions to valuation allowance	—
Balance at December 31, 2020	$14,442

Balance at December 31, 2018	$2,384
Additions to valuation allowance	382
Deductions to valuation allowance	—
Balance at December 31, 2019	$2,766